Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Loss per share
Loss for the period	$ (124,314)	$ (1,270,326)	[1]	$ (1,681,564)	$ (1,262,551)	[1]
Non-controlling interests	(3,245)	(3,554)	[1]	(7,167)	(6,360)	[1]
Loss attributable to IHS common shareholders	$ (121,069)	$ (1,266,772)		$ (1,674,397)	$ (1,256,191)
Basic weighted average shares outstanding	333,065	334,108		332,846	333,053
Potentially dilutive securities	765	1,583		893	2,538
Potentially dilutive weighted average common shares outstanding	333,830	335,691		333,739	335,591
Basic loss per share	$ (0.36)	$ (3.79)	[1]	$ (5.03)	$ (3.77)	[1]
Diluted loss per share	$ (0.36)	$ (3.79)	[1]	$ (5.03)	$ (3.77)	[1]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).